Annual Fund Operating Expenses	Jun. 25, 2026
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.71%
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.97%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.43%
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.96%
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.46%
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.41%
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.34%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Invesco Cash Reserve
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.46%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.51%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | CLASS AX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.46%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.06%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | CLASS CX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.21%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.71%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.31%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.31%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.24%
INVESCO High Yield Fund | INVESCO High Yield Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.00%
INVESCO High Yield Fund | INVESCO High Yield Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.75%
INVESCO High Yield Fund | INVESCO High Yield Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.75%
INVESCO High Yield Fund | INVESCO High Yield Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.00%
INVESCO High Yield Fund | INVESCO High Yield Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.70%
INVESCO High Yield Fund | INVESCO High Yield Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.64%
INVESCO Income Fund | INVESCO Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.01%
INVESCO Income Fund | INVESCO Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.76%
INVESCO Income Fund | INVESCO Income Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.26%
INVESCO Income Fund | INVESCO Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.76%
INVESCO Income Fund | INVESCO Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.18%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.94%
INVESCO Income Fund | INVESCO Income Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.70%
INVESCO Income Fund | INVESCO Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.62%
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.27%
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	2.02%
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.52%
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.02%
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.24%
INVESCO Real Estate Fund | INVESCO Real Estate Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.89%
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[1]
Expenses (as a percentage of Assets)	0.84%
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2026
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.60%
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class A2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.50%
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.35%
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.31%
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.26%
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.64%
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.99%
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.49%
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.46%
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.39%
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.47%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(1.47%)	[5]
Net Expenses (as a percentage of Assets)	0.01%
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Invesco Cash Reserve
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[6]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.57%
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[6]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.42%
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[6]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.92%
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.42%
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.25%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2026, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective July 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.60%, 0.50%, 0.35%, 0.31% and 0.26%, respectively, of the Fund’s average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[3]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.15% of Rule 12b-1 distribution plan payments of Class C shares. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on June 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) will not charge a management fee for its advisory services to the Fund. Shareholders should be aware that the Fund is an investment option for wrap fee, separately managed and other discretionary accounts for which Invesco or its affiliates receive compensation pursuant to an investment management agreement. Invesco will be compensated directly or indirectly by clients or account program sponsors (“Program Sponsors”) for managed account advisory services, including with respect to assets that may be invested in the Fund. You should carefully read the account program brochure provided to you by Invesco or its affiliates, or the Program Sponsor. The brochure is required to include information about the fees charged to you and, in the case of a wrap fee or separately managed account program with a Program Sponsor, the fees paid by the Program Sponsor to Invesco.
[5]	Invesco has contractually agreed to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the statement of additional information) of shares of the Fund to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[6]	Management Fees have been restated to reflect current fees.